LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consists of:

	December 31,
	2024	2023
	(In thousands)
Dotdash Meredith Term Loan A due December 1, 2026	$297,500	$315,000
Dotdash Meredith Term Loan B-1 due December 1, 2028	1,182,500	—
Dotdash Meredith Term Loan B due December 1, 2028	—	1,225,000
Total Dotdash Meredith long-term debt	1,480,000	1,540,000
Less: current portion of Dotdash Meredith long-term debt	35,000	30,000
Less: original issue discount	3,512	4,470
Less: unamortized debt issuance costs	6,481	8,423
Total long-term debt, net	$1,435,007	$1,497,107

Schedule of Aggregate Contractual Maturities of Long-term Debt
Long-term debt maturities at December 31, 2024 are summarized in the table below:

Year Ending December 31,	(In thousands)
2025	$35,000
2026	274,325
2027	11,825
2028	1,158,850
Total	1,480,000
Less: current portion of long-term debt	35,000
Less: unamortized original issue discount	3,512
Less: unamortized debt issuance costs	6,481
Total long-term debt, net	$1,435,007